Equity - Schedule of Warrants’ Fair Value was Calculated Using the Black-Scholes Option Pricing Model (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Warrants Fair Value was Calculated Using the Black-Scholes Option Pricing Model [Abstract]
Dividend yield (%)		0.00%	0.00%
Expected volatility (%)		72.00%	72.00%
Risk-free interest rate (%)		4.38%	3.872%
Underlying share price ($) (in Dollars per share)		$ 7.56	$ 102.48
Exercise price ($) (in Dollars per share)		$ 1,435.98	$ 1,435.98
Warrants fair value ($) (in Dollars)	[1]		$ 192

[1]	Less than $1 thousand